Right-of-Use Assets and Lease Liabilities (Details) - Schedule of Low Value and Short-Term Lease Expenses - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Low Value and Short Term Lease Expenses [Abstract]
Expense related to short-term leases	SFr 6,600	SFr 6,001
Expense related to leases of low value assets
Total	SFr 6,600	SFr 6,001